Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2011
Registrant Name	dei_EntityRegistrantName	Adviser Managed Trust
Central Index Key	dei_EntityCentralIndexKey	0001502608
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 22, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov. 30, 2011
Tactical Offensive Equity Fund (Prospectus Summary) | Tactical Offensive Equity Fund | Tactical Offensive Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCOEX
Tactical Offensive Fixed Income Fund (Prospectus Summary) | Tactical Offensive Fixed Income Fund | Tactical Offensive Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCOFX
Tactical Defensive Fund (Prospectus Summary) | Tactical Defensive Fund | Tactical Defensive Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCDFX